                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09117

Morgan Stanley Real Estate Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2004

Date of reporting period: May 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Real Estate Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six month period ended May 31, 2004

TOTAL RETURN FOR THE SIX MONTHS ENDED MAY 31, 2004

                                                                LIPPER
                                                                  REAL
                                                   NAREIT       ESTATE
                                                   EQUITY        FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)     INDEX(2)
   7.38%       6.93%       6.94%       7.50%       6.09%        5.73%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

Domestic equity markets performed well during the six months ended May 31, 2004 due to continued evidence that the economic recovery that began in 2003 would continue. Low inflation rates, consumer spending, manufacturing activity and gross domestic product growth all suggested that U.S. economic conditions were improving. Interest rates remained at low levels as well, though Federal Reserve Chairman Alan Greenspan hinted numerous times that rates would have to rise at some point. As investors gauged the threat of interest rate increases and the slower-than-expected new job creation data they sought defensive sectors that had lagged the market through most of 2003.

In this environment, the real estate sector struggled early in the period due to the "jobless" economic recovery. Apartment and office buildings were affected most negatively by continued weakness in jobs growth; these properties were at peak vacancy levels. In April and May of 2004, however, encouraging employment data spurred an increase in demand for these segments of the market. Retail properties performed well as consumer spending remained consistently high during the period.

From a capital markets perspective, real estate properties ended the period near historical peaks due to an ongoing influx of capital. Institutional investors were the largest source of capital flows into the asset class, though other investors have increased their exposure to real estate as well. Investors have shown increased interest in REITs, especially in an environment when many foresee unappealing returns from bonds and equities. The sector was also helped by a relatively low level of equity issuance amid this high demand.

PERFORMANCE ANALYSIS

Morgan Stanley Real Estate Fund outperformed the NAREIT Equity Index and the Lipper Real Estate Funds Index for the six-month period ended May 31, 2004. The Fund received strong relative performance from its stock picking in hotel, office and mall sectors. Hotels were favorable due to the Fund's focus on companies with such exposure in major urban centers. These companies were attractively valued and saw cash flow increases as business travel picked up. The Fund's office holdings also contributed strong relative performance by focusing on companies with office exposure in New York, District of Columbia and Southern California areas while avoiding suburban areas and the Sun Belt. The Fund's focus on urban office properties was due to expectations that they would recover faster than less-developed areas.

While the Fund performed strongly, not all of its stock picks did as well as expected. The Fund had an overweighting in apartments due to relative valuation and our expectation that they would recover in tandem with the economy. Unfortunately, these properties lagged and hindered performance. Additionally, the Fund was underweighted relative to the NAREIT Equity Index in health care REITs due to unattractive real estate values; these companies went on to perform well for the period and hurt relative performance. The Fund was also hurt by its lack of exposure to Plum Creek Lumber, a net-lease REIT which we chose not to hold in the portfolio. The security gained sharply on rising commodity prices, supporting our view that its stock price would be driven more by that factor than by the underlying real estate fundamentals that are at the core of our long-term approach.

   TOP 10 HOLDINGS
   Simon Property Group, Inc.                            8.2%
   Brookfield Properties Corp.                           6.2
   Archstone-Smith Trust                                 5.6
   AvalonBay Communities, Inc.                           5.5
   Starwood Hotels and Resorts World Wide Inc.           5.3
   Boston Properties, Inc.                               4.4
   Equity Office Properties Trust                        4.2
   Rouse Company                                         4.2
   Public Storage, Inc.                                  4.0
   Prologis                                              3.7

   PORTFOLIO COMPOSITION
   Common Stocks                                       98.6%
   Short-Term Investment                                1.4

Subject to change daily. All percentages for Top 10 Holdings are as a percentage of net assets and Portfolio Composition is a percentage of total investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80% OF ITS ASSETS IN INCOME PRODUCING COMMON STOCKS AND OTHER EQUITY SECURITIES (WHICH MAY INCLUDE CONVERTIBLE SECURITIES) OF COMPANIES THAT ARE PRINCIPALLY ENGAGED IN THE U.S. REAL ESTATE INDUSTRY. A COMPANY IS CONSIDERED TO BE "PRINCIPALLY ENGAGED" IN THE U.S. REAL ESTATE INDUSTRY IF (I) IT DERIVES AT LEAST 50% OF ITS REVENUES OR PROFITS FROM THE OWNERSHIP, LEASING, CONSTRUCTION, MANAGEMENT, DEVELOPMENT, FINANCING OR SALE OF RESIDENTIAL, COMMERCIAL OR INDUSTRIAL REAL ESTATE; OR (II) IT HAS AT LEAST 50% OF THE VALUE OF ITS ASSETS INVESTED IN U.S. RESIDENTIAL, COMMERCIAL OR INDUSTRIAL REAL ESTATE. COMPANIES PRIMARILY ENGAGED IN THE REAL ESTATE INDUSTRY MAY INCLUDE REAL ESTATE INVESTMENT TRUSTS KNOWN AS "REITS," WHICH POOL INVESTOR FUNDS MOSTLY FOR INVESTMENT IN COMMERCIAL REAL ESTATE PROPERTIES. THEY ALSO MAY INCLUDE, AMONG OTHER BUSINESSES, REAL ESTATE DEVELOPERS, BROKERS AND OPERATING COMPANIES, AS WELL AS COMPANIES WHOSE PRODUCTS AND SERVICES ARE SIGNIFICANTLY RELATED TO THE REAL ESTATE INDUSTRY, SUCH AS BUILDING SUPPLIERS AND MORTGAGE LENDERS. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS MARKET, ECONOMIC AND POLITICAL FACTORS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT
HTTP://WWW.SEC.GOV.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED MAY 31, 2004

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 04/28/99)         (since 04/28/99)         (since 04/28/99)          (since 04/28/99)
   SYMBOL                              REFAX                     REFBX                    REFCX                    REFDX
   1 YEAR                              27.19%(3)                 26.26%(3)                26.18%(3)                27.46%(3)
                                       20.51(4)                  21.26(4)                 25.18(4)                    --
   5 YEARS                             12.55(3)                  11.65(3)                 11.65(3)                 12.85(3)
                                       11.34(4)                  11.40(4)                 11.65(4)                    --
   SINCE INCEPTION                     12.73(3)                  11.84(3)                 11.84(3)                 13.02(3)
                                       11.54(4)                  11.72(4)                 11.84(4)                    --

Past performance is no guarantee of future results and current performance may be lower or higher than the figures shown. For more up-to-date information, including month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The NAREIT Equity Index measures the performance of real estate securities, which will fluctuate with changes in the values of their underlying properties. The Index is an unmanaged benchmark of real estate investment trusts compiled by the National Association of Real Estate Investment Trusts. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Real Estate Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Real Estate Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Morgan Stanley Real Estate Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2004 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (98.5%)
              Hotels/Resorts/
              Cruiselines (7.8%)
  250,600     Hilton Hotels Corp. .....  $  4,347,910
    6,745     Interstate Hotels &
               Resorts Inc.*...........        36,086
  225,093     Starwood Hotels & Resorts
               Worldwide, Inc. ........     9,494,423
  219,200     Wyndham International,
               Inc. (Class A)*.........       195,088
                                         ------------
                                           14,073,507
                                         ------------
              Real Estate --Industrial/
              Office (6.2%)
  377,800     Brookfield Properties
               Corp. (Canada)..........    11,205,548
                                         ------------
              Real Estate -- Other
              (0.6%)
  166,300     Frontline Capital
               Group*..................             0
   28,500     St. Joe Co. (The)........     1,112,925
                                         ------------
                                            1,112,925
                                         ------------
              Real Estate -- Retail
              (0.6%)
   21,780     Forest City Enterprise,
               Inc. (Class A)..........     1,100,761
                                         ------------
              REIT -- Diversified
              (3.0%)
  100,300     Vornado Realty Trust.....     5,481,395
                                         ------------
              REIT -- Healthcare (1.0%)
   34,181     Nationwide Health
               Properties, Inc. .......       660,719
   84,000     OMEGA Healthcare
               Investors, Inc. ........       804,720
    4,300     Senior Housing Properties
               Trust...................        70,004
   11,600     Ventas, Inc. ............       270,512
                                         ------------
                                            1,805,955
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              REIT -- Industrial/
              Office (22.8%)
  175,500     AMB Property Corp. ......  $  5,800,275
  214,800     Arden Realty, Inc. ......     6,368,820
  160,700     Boston Properties,
               Inc. ...................     7,932,152
   22,200     Catellus Development
               Corp. ..................       542,346
  281,885     Equity Office Properties
               Trust...................     7,596,801
   47,400     Mack-Cali Realty
               Corp. ..................     1,894,104
  207,610     ProLogis Trust...........     6,655,976
    1,800     PS Business Parks, Inc.
               (Class A)...............        69,660
  108,600     Reckson Associates Realty
               Corp. ..................     2,825,772
   27,650     SL Green Realty Corp. ...     1,258,075
                                         ------------
                                           40,943,981
                                         ------------
              REIT -- Lodging/ Resorts
              (3.4%)
  478,100     Host Marriott Corp.*.....     5,861,506
   25,400     MeriStar Hospitality
               Corp.*..................       161,290
                                         ------------
                                            6,022,796
                                         ------------
              REIT -- Residential
              (20.0%)
   20,400     Affordable Residential
               Communities.............       326,400
  160,300     Apartment Investment &
               Management Co. (Class
               A)......................     4,629,464
  344,807     Archstone-Smith Trust....    10,016,643
  183,000     Avalonbay Communities,
               Inc. ...................     9,964,350
  132,390     Equity Residential.......     3,897,562
   63,000     Essex Property Trust,
               Inc. ...................     4,129,650
   39,500     Manufactured Home
               Communities, Inc. ......     1,226,475
   60,650     Post Properties, Inc. ...     1,764,915
    1,000     Summit Properties
               Inc. ...................        23,170
                                         ------------
                                           35,978,629
                                         ------------

                                                                               5
                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2004 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              REIT -- Retail (26.3%)
    6,200     Acadia Reality Trust.....  $     79,360
  106,300     Burnham Pacific
               Properties, Inc.*.......        34,016
   11,250     Chelsea Property Group,
               Inc. ...................       618,525
  161,900     Federal Realty Investment
               Trust...................     6,459,810
  215,800     General Growth
               Properties, Inc. .......     6,340,204
    6,700     Heritage Property
               Investment Trust........       180,498
   10,800     Kimco Realty Corp. ......       496,260
   25,800     Macerich Co. (The).......     1,167,450
    2,300     Pan Pacific Retail
               Properties, Inc. .......       105,800
    2,150     Price Legacy Corp. ......        39,474
  112,200     Regency Center Corp. ....     4,521,660
  165,700     Rouse Co. (The)..........     7,564,205
  285,600     Simon Property Group,
               Inc. ...................    14,728,392
  221,700     Taubman Centers, Inc. ...     4,943,910
                                         ------------
                                           47,279,564
                                         ------------
              REIT -- Specialty (0.4%)
   23,400     Correctional Properties
               Trust...................       659,880
                                         ------------
              REIT -- Storage (6.4%)
  158,200     Public Storage, Inc. ....     7,275,618
  113,950     Shurgard Storage Centers,
               Inc. (Class A)..........     4,273,125
                                         ------------
                                           11,548,743
                                         ------------
              Total Common Stocks
              (Cost $133,654,779)......   177,213,684
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (1.4%)
              Repurchase Agreement
   $2,555     Joint repurchase
               agreement account 1.02%
               due 06/01/04 (dated
               05/28/04; proceeds
               $2,555,288)(a)
               (Cost $2,555,000).......  $  2,555,000
                                         ------------

Total Investments
(Cost $136,209,779)(b)......    99.9%     179,768,684
Other Assets in Excess of
Liabilities.................     0.1           85,586
                               -----     ------------
Net Assets..................   100.0%    $179,854,270
                               =====     ============

---------------------------------------------------

    REIT Real Estate Investment Trust.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $47,377,607 and the aggregate gross unrealized depreciation is $3,818,702, resulting in net unrealized appreciation of $43,558,905.

6
                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $136,209,779).......................................  $179,768,684
Receivable for:
    Investments sold........................................       398,986
    Dividends...............................................        90,292
    Shares of beneficial interest sold......................        66,423
Prepaid expenses and other assets...........................        90,170
                                                              ------------
    Total Assets............................................   180,414,555
                                                              ------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................       284,008
    Investment management fee...............................       145,440
    Distribution fee........................................        92,559
Accrued expenses and other payables.........................        38,278
                                                              ------------
    Total Liabilities.......................................       560,285
                                                              ------------
    Net Assets..............................................  $179,854,270
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $130,850,569
Net unrealized appreciation.................................    43,558,905
Undistributed net investment income.........................       426,746
Accumulated undistributed net realized gain.................     5,018,050
                                                              ------------
    Net Assets..............................................  $179,854,270
                                                              ============
Class A Shares:
Net Assets..................................................    $7,681,928
Shares Outstanding (unlimited authorized, $.01 par value)...       539,700
    Net Asset Value Per Share...............................        $14.23
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $15.02
                                                              ============
Class B Shares:
Net Assets..................................................   $99,405,874
Shares Outstanding (unlimited authorized, $.01 par value)...     7,012,287
    Net Asset Value Per Share...............................        $14.18
                                                              ============
Class C Shares:
Net Assets..................................................   $12,800,556
Shares Outstanding (unlimited authorized, $.01 par value)...       902,667
    Net Asset Value Per Share...............................        $14.18
                                                              ============
Class D Shares:
Net Assets..................................................   $59,965,912
Shares Outstanding (unlimited authorized, $.01 par value)...     4,209,787
    Net Asset Value Per Share...............................        $14.24
                                                              ============

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended May 31, 2004 (unaudited)

Net Investment Income:
Income
Dividends (net of $17,422 foreign withholding tax)..........  $ 4,831,678
Interest....................................................       19,336
                                                              -----------
    Total Income............................................    4,851,014
                                                              -----------
Expenses
Investment management fee...................................      951,693
Distribution fee (Class A shares)...........................        9,324
Distribution fee (Class B shares)...........................      541,790
Distribution fee (Class C shares)...........................       65,467
Transfer agent fees and expenses............................      227,624
Shareholder reports and notices.............................       39,147
Professional fees...........................................       31,439
Registration fees...........................................       17,582
Custodian fees..............................................        7,516
Trustees' fees and expenses.................................        2,975
Other.......................................................        4,122
                                                              -----------
    Total Expenses..........................................    1,898,679
                                                              -----------
    Net Investment Income...................................    2,952,335
                                                              -----------
Net Realized and Unrealized Gain:
Net realized gain on investments............................    4,984,213
Capital gain distributions received.........................       26,400
                                                              -----------
    Net Realized Gain.......................................    5,010,613
                                                              -----------
Net change in unrealized appreciation.......................    4,621,710
                                                              -----------
    Net Gain................................................    9,632,323
                                                              -----------
Net Increase................................................  $12,584,658
                                                              ===========

8
                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                              FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED         ENDED
                                                              MAY 31, 2004   NOVEMBER 30, 2003
                                                              ------------   -----------------
                                                              (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $ 2,952,335      $  3,749,618
Net realized gain...........................................    5,010,613         3,619,379
Net change in unrealized appreciation.......................    4,621,710        40,547,114
                                                              ------------     ------------
    Net Increase............................................   12,584,658        47,916,111
                                                              ------------     ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................     (120,427)         (175,671)
    Class B shares..........................................   (1,257,318)       (2,035,063)
    Class C shares..........................................     (150,209)         (211,573)
    Class D shares..........................................     (997,635)       (1,327,311)
Net realized gain
    Class A shares..........................................      (66,126)         (116,098)
    Class B shares..........................................     (970,347)       (1,865,703)
    Class C shares..........................................     (111,152)         (186,465)
    Class D shares..........................................     (527,377)         (749,540)
                                                              ------------     ------------
    Total Dividends and Distributions.......................   (4,200,591)       (6,667,424)
                                                              ------------     ------------

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................  (15,876,696)        1,574,307
                                                              ------------     ------------
    Net Increase (Decrease).................................   (7,492,629)       42,822,994
Net Assets:
Beginning of period.........................................  187,346,899       144,523,905
                                                              ------------     ------------
End of Period
(Including undistributed net investment income of $426,746
and $0, respectively).......................................  $179,854,270     $187,346,899
                                                              ============     ============

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Real Estate Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide high current income and long-term capital appreciation. The Fund was organized as a Massachusetts business trust on November 23, 1998 and commenced operations on April 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 (UNAUDITED) continued

Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 (UNAUDITED) continued

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Prior to February 27, 2004, under a Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. (the "Sub-Advisor") and the Investment Manager, the Sub-Advisor provided the Fund with investment advice and portfolio management relating to the Fund's investments. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation of $185,533 for the period December 1, 2003 through February 26, 2004.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,959,359 at May 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 (UNAUDITED) continued

The Distributor has informed the Fund that for six months ended May 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $19, $130,203 and $3,321, respectively and received $49,893 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2004 aggregated $10,393,075 and $23,717,186, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of November 30, 2003, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 (UNAUDITED) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                              FOR THE SIX                FOR THE YEAR
                                                             MONTHS ENDED                    ENDED
                                                             MAY 31, 2004              NOVEMBER 30, 2003
                                                       -------------------------   -------------------------
                                                              (unaudited)
                                                         SHARES        AMOUNT        SHARES        AMOUNT
                                                       ----------   ------------   ----------   ------------
CLASS A SHARES
Sold.................................................     183,883   $  2,604,833      221,459   $  2,653,238
Reinvestment of dividends and distributions..........      11,728        164,454       24,014        263,633
Redeemed.............................................    (199,220)    (2,806,866)    (306,839)    (3,592,457)
                                                       ----------   ------------   ----------   ------------
Net decrease - Class A...............................      (3,609)       (37,579)     (61,366)      (675,586)
                                                       ----------   ------------   ----------   ------------
CLASS B SHARES
Sold.................................................     589,968      8,427,192    1,720,447     20,200,314
Reinvestment of dividends and distributions..........     130,915      1,824,086      290,602      3,155,716
Redeemed.............................................  (1,743,811)   (24,239,658)  (3,016,795)   (34,686,436)
                                                       ----------   ------------   ----------   ------------
Net decrease - Class B...............................  (1,022,928)   (13,988,380)  (1,005,746)   (11,330,406)
                                                       ----------   ------------   ----------   ------------
CLASS C SHARES
Sold.................................................     149,345      2,110,434      231,244      2,720,208
Reinvestment of dividends and distributions..........      16,190        226,036       31,673        345,975
Redeemed.............................................    (176,251)    (2,438,719)    (214,676)    (2,495,731)
                                                       ----------   ------------   ----------   ------------
Net increase (decrease) - Class C....................     (10,716)      (102,249)      48,241        570,452
                                                       ----------   ------------   ----------   ------------
CLASS D SHARES
Sold.................................................     358,980      5,083,708    2,257,903     25,925,778
Reinvestment of dividends and distributions..........      93,537      1,313,656      156,629      1,739,143
Redeemed.............................................    (579,544)    (8,145,852)  (1,254,577)   (14,655,074)
                                                       ----------   ------------   ----------   ------------
Net increase (decrease) - Class D....................    (127,027)    (1,748,488)   1,159,955     13,009,847
                                                       ----------   ------------   ----------   ------------
Net increase (decrease) in Fund......................  (1,164,280)  $(15,876,696)     141,084   $  1,574,307
                                                       ==========   ============   ==========   ============

7. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 (UNAUDITED) continued

by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                          FOR THE PERIOD
                          FOR THE SIX                    FOR THE YEAR ENDED NOVEMBER 30,                  APRIL 28, 1999*
                          MONTHS ENDED          --------------------------------------------------            THROUGH
                          MAY 31, 2004            2003          2002          2001          2000         NOVEMBER 30, 1999
                          ------------          --------      --------      --------      --------       -----------------
                          (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period....     $13.58              $10.59        $11.39        $10.51        $ 8.63             $10.00
                             ------              ------        ------        ------        ------             ------
Income (loss) from
 investment
 operations:
    Net investment
    income++............       0.25                0.32          0.29          0.35          0.31               0.21
    Net realized and
    unrealized gain
    (loss)..............       0.73                3.20         (0.17)         0.93          2.00              (1.38)
                             ------              ------        ------        ------        ------             ------
Total income (loss) from
 investment
 operations.............       0.98                3.52          0.12          1.28          2.31              (1.17)
                             ------              ------        ------        ------        ------             ------
Less dividends and
 distributions from:
    Net investment
    income..............      (0.21)              (0.32)        (0.28)        (0.35)        (0.33)             (0.20)
    Net realized gain...      (0.12)              (0.21)        (0.64)        (0.05)        (0.04)           --
    Paid-in-capital.....     --                   --            --            --            (0.06)           --
                             ------              ------        ------        ------        ------             ------
Total dividends and
 distributions..........      (0.33)              (0.53)        (0.92)        (0.40)        (0.43)             (0.20)
                             ------              ------        ------        ------        ------             ------
Net asset value, end of
 period.................     $14.23              $13.58        $10.59        $11.39        $10.51             $ 8.63
                             ======              ======        ======        ======        ======             ======
Total Return+...........       7.38%(1)           34.61%         0.88%        12.38%        27.46%            (11.88)%(1)
Ratios to Average Net
Assets(3):
Expenses................       1.58%(2)            1.62%         1.63%         1.54%         1.71%              1.81%(2)
Net investment income...       3.52%(2)            2.77%         2.52%         3.19%         3.20%              3.59%(2)
Supplemental Data:
Net assets, end of
 period, in thousands...     $7,682              $7,378        $6,401        $7,860        $9,943             $5,634
Portfolio turnover
 rate...................          6%(1)              23%           28%           40%           57%                27%(1)

---------------------------------------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

16
                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                         FOR THE PERIOD
                          FOR THE SIX                     FOR THE YEAR ENDED NOVEMBER 30,               APRIL 28, 1999*
                          MONTHS ENDED          ----------------------------------------------------        THROUGH
                          MAY 31, 2004             2003           2002          2001         2000      NOVEMBER 30, 1999
                          ------------          -----------    -----------    ---------    ---------   ------------------
                          (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period....     $13.53                 $10.55         $11.36       $10.49       $ 8.62          $ 10.00
                             ------                 ------         ------       ------       ------          -------
Income (loss) from
 investment operations:
    Net investment
    income++............       0.19                   0.24           0.20         0.27         0.24             0.16
    Net realized and
    unrealized gain
    (loss)..............       0.74                   3.19          (0.17)        0.92         1.99            (1.37)
                             ------                 ------         ------       ------       ------          -------
Total income (loss) from
 investment
 operations.............       0.93                   3.43           0.03         1.19         2.23            (1.21)
                             ------                 ------         ------       ------       ------          -------
Less dividends and
 distributions from:
    Net investment
    income..............      (0.16)                 (0.24)         (0.20)       (0.27)       (0.27)           (0.17)
    Net realized gain...      (0.12)                 (0.21)         (0.64)       (0.05)       (0.04)        --
    Paid-in-capital.....     --                     --             --            --           (0.05)        --
                             ------                 ------         ------       ------       ------          -------
Total dividends and
 distributions..........      (0.28)                 (0.45)         (0.84)       (0.32)       (0.36)           (0.17)
                             ------                 ------         ------       ------       ------          -------
Net asset value, end of
 period.................     $14.18                 $13.53         $10.55       $11.36       $10.49          $  8.62
                             ======                 ======         ======       ======       ======          =======
Total Return+...........       6.93%(1)              33.64%          0.15%       11.41%       26.41%          (12.27)%(1)
Ratios to Average Net
Assets(3):
Expenses................       2.35%(2)               2.37%          2.38%        2.36%        2.46%            2.56 %(2)
Net investment income...       2.75%(2)               2.02%          1.77%        2.37%        2.45             2.84 %(2)
Supplemental Data:
Net assets, end of
 period, in thousands...    $99,406               $108,680        $95,343      $86,479      $75,101          $59,645
Portfolio turnover
 rate...................          6%(1)                 23%            28%          40%          57%              27 %(1)

---------------------------------------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              17
                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                 FOR THE SIX                    FOR THE YEAR ENDED NOVEMBER 30,                  APRIL 28, 1999*
                                 MONTHS ENDED          --------------------------------------------------            THROUGH
                                 MAY 31, 2004            2003          2002          2001          2000         NOVEMBER 30, 1999
                                 ------------          --------      --------      --------      --------       -----------------
                                 (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of
 period........................     $13.53              $10.55        $11.36        $10.50        $ 8.62             $10.00
                                    ------              ------        ------        ------        ------             ------
Income (loss) from investment
 operations:
    Net investment income++....       0.19                0.23          0.20          0.27          0.26               0.16
    Net realized and unrealized
    gain (loss)................       0.74                3.20         (0.17)         0.91          1.98              (1.38)
                                    ------              ------        ------        ------        ------             ------
Total income (loss) from
 investment
 operations....................       0.93                3.43          0.03          1.18          2.24              (1.22)
                                    ------              ------        ------        ------        ------             ------
Less dividends and
 distributions from:
    Net investment income......      (0.16)              (0.24)        (0.20)        (0.27)        (0.27)             (0.16)
    Net realized gain..........      (0.12)              (0.21)        (0.64)        (0.05)        (0.04)           --
    Paid-in-capital............     --                   --            --            --            (0.05)           --
                                    ------              ------        ------        ------        ------             ------
Total dividends and
 distributions.................      (0.28)              (0.45)        (0.84)        (0.32)        (0.36)             (0.16)
                                    ------              ------        ------        ------        ------             ------
Net asset value, end of
 period........................     $14.18              $13.53        $10.55        $11.36        $10.50             $ 8.62
                                    ======              ======        ======        ======        ======             ======
Total Return+                         6.94%(1)           33.54%         0.15%        11.39%        26.50%            (12.29)%(1)
Ratios to Average Net
Assets(3):
Expenses.......................       2.35%(2)            2.37%         2.38%         2.36%         2.46%              2.56 %(2)
Net investment income..........       2.75%(2)            2.02%         1.77%         2.37%         2.45%              2.84 %(2)
Supplemental Data:
Net assets, end of period,
 in thousands..................    $12,801             $12,359        $9,129        $7,504        $6,759             $7,698
Portfolio turnover rate........          6%(1)              23%           28%           40%           57%                27 %(1)

---------------------------------------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

18
                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                 FOR THE SIX                    FOR THE YEAR ENDED NOVEMBER 30,                  APRIL 28, 1999*
                                 MONTHS ENDED          --------------------------------------------------            THROUGH
                                 MAY 31, 2004            2003          2002          2001          2000         NOVEMBER 30, 1999
                                 ------------          --------      --------      --------      --------       -----------------
                                 (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of
 period........................     $13.59              $10.59        $11.40        $10.53        $ 8.64             $ 10.00
                                    ------              ------        ------        ------        ------             -------
Income (loss) from investment
 operations:
    Net investment income++....       0.26                0.34          0.30          0.37          0.27                0.15
    Net realized and unrealized
    gain (loss)................       0.74                3.22         (0.16)         0.93          2.08               (1.30)
                                    ------              ------        ------        ------        ------             -------
Total income (loss) from
 investment operations.........       1.00                3.56          0.14          1.30          2.35               (1.15)
                                    ------              ------        ------        ------        ------             -------
Less dividends and
 distributions from:
    Net investment income......      (0.23)              (0.35)        (0.31)        (0.38)        (0.36)              (0.21)
    Net realized gain..........      (0.12)              (0.21)        (0.64)        (0.05)        (0.04)            --
    Paid-in-capital............     --                   --            --            --            (0.06)            --
                                    ------              ------        ------        ------        ------             -------
Total dividends and
 distributions.................      (0.35)              (0.56)        (0.95)        (0.43)        (0.46)              (0.21)
                                    ------              ------        ------        ------        ------             -------
Net asset value, end of
 period........................     $14.24              $13.59        $10.59        $11.40        $10.53             $  8.64
                                    ======              ======        ======        ======        ======             =======
Total Return+..................       7.50%(1)           34.92%         1.14%        12.58%        27.88%             (11.69)%(1)
Ratios to Average Net
Assets(3):
Expenses.......................       1.35%(2)            1.37%         1.38%         1.36%         1.46%               1.56 %(2)
Net investment income..........       3.75%(2)            3.02%         2.77%         3.37%         3.45%               3.84 %(2)
Supplemental Data:
Net assets, end of period, in
 thousands.....................    $59,966             $58,930       $33,652       $14,349        $5,193                 $26
Portfolio turnover rate........          6%(1)              23%           28%           40%           57%                 27 %(1)

---------------------------------------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              19
                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Real Estate Fund

Semiannual Report
May 31, 2004

[MORGAN STANLEY LOGO]

                                                     36068RPT-RA04-00341P-Y05/04

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

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(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Real Estate Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20,2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2004

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